Equity (Schedule of Stock Option Activity) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Number of Options
Options Outstanding as of December 31, 2017 | shares	3,330,953
Granted | shares	135,000
Exercised | shares	(152,628)
Forfeited | shares	(761,582)
Options Outstanding as of December 31, 2018 | shares	2,551,743
Options exercisable as of December 31, 2018 | shares	1,556,519
Weighted Average Exercise Price
Options Outstanding as of December 31, 2017 | $ / shares	$ 31.53
Granted | $ / shares	21.63
Exercised | $ / shares	19.65
Forfeited | $ / shares	34.54
Options Outstanding as of December 31, 2018 | $ / shares	30.82
Options exercisable as of December 31, 2018 | $ / shares	$ 36.96